LITIGATION AND OTHER LEGAL PROCEEDINGS (SCHEDULE OF FUTURE MINIMUM RENTAL PAYMENTS FOR OPERATING LEASES) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 47.3
2016	34.8
2017	21.2
2018	17.6
2019	6.9
Thereafter	11.1
Total	$ 138.9